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TYPE						13F-HR
PERIOD						12/31/2010
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 21, 2010

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		56
Form 13F Information Table Value Total:		700283
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC Inc                      COM              001055102    17589 311700.00 SH      Sole                173650.00         138050.00
Agilent Technologies Inc       COM              00846U101     3552 85725.00 SH       Sole                 85725.00
Air Prods & Chems Inc          COM              009158106    21326 234475.00 SH      Sole                122675.00         111800.00
Altera Corporation             COM              021441100    12584 353675.00 SH      Sole                164825.00         188850.00
Amphenol Corp Cl-A             COM              032095101    17601 333475.00 SH      Sole                144475.00         189000.00
Apple Inc                      COM              037833100     8153 25275.00 SH       Sole                 16775.00           8500.00
Baker Hughes Inc               COM              057224107     6759 118225.00 SH      Sole                 70625.00          47600.00
Bank of Hawaii Corp            COM              062540109      489 10350.00 SH       Sole                 10350.00
Bard C R Inc                   COM              067383109    18210 198426.00 SH      Sole                104000.00          94426.00
BlackRock, Inc.                COM              09247x101     3040 15950.00 SH       Sole                  5425.00          10525.00
Celgene Corporation            COM              151020104    20190 341400.00 SH      Sole                180550.00         160850.00
Cisco Systems Inc              COM              17275R102    16071 794424.00 SH      Sole                407874.00         386550.00
Clorox Company                 COM              189054109    18178 287265.00 SH      Sole                160000.00         127265.00
Cognizant Tec Solutions        COM              192446102     3994 54500.00 SH       Sole                 18550.00          35950.00
Concho Resources               COM              20605p101    14235 162375.00 SH      Sole                 85725.00          76650.00
Conocophillips                 COM              20825C104    21814 320325.00 SH      Sole                166125.00         154200.00
Cooper Industries Inc          COM              g24140108    15340 263175.00 SH      Sole                148225.00         114950.00
Discovery Communications -A    COM              25470f104    15729 377200.00 SH      Sole                212150.00         165050.00
Dover Corp                     COM              260003108    12402 212175.00 SH      Sole                 98275.00         113900.00
Eaton Corp                     COM              278058102     6464 63675.00 SH       Sole                 41825.00          21850.00
EMC Corp/Mass                  COM              268648102     7477 326500.00 SH      Sole                195250.00         131250.00
Emerson Electric Co            COM              291011104    19216 336126.00 SH      Sole                171750.00         164376.00
Family Dollar Stores           COM              307000109     5993 120550.00 SH      Sole                 73150.00          47400.00
Freeport-McMoran Copper & Gold COM              35671d857     3897 32450.00 SH       Sole                 11050.00          21400.00
General Mills                  COM              370334104    17577 493875.00 SH      Sole                277625.00         216250.00
Google Inc - Class A           COM              38259P508    20774 34975.00 SH       Sole                 17825.00          17150.00
Hewlett Packard Co             COM              428236103    11606 275675.00 SH      Sole                120200.00         155475.00
Home Depot, Inc                COM              437076102     3872 110450.00 SH      Sole                 37600.00          72850.00
Honeywell International        COM              438516106     4232 79600.00 SH       Sole                 27100.00          52500.00
I-Shares Intermediate Credit   COM              464288638     1707 16225.00 SH       Sole                                   16225.00
J.P. Morgan Chase & Company    COM              46625H100    17868 421225.00 SH      Sole                225125.00         196100.00
Kohls Corp                     COM              500255104     9529 175350.00 SH      Sole                 81650.00          93700.00
Medco Health Solutions Inc     COM              58405u102     3708 60525.00 SH       Sole                 20625.00          39900.00
Metlife Inc                    COM              59156r108    20231 455250.00 SH      Sole                215200.00         240050.00
Mylan Inc                      COM              628530107    15993 756875.00 SH      Sole                419875.00         337000.00
National Oilwell Varco         COM              637071101    25693 382050.00 SH      Sole                201850.00         180200.00
Netapp Inc                     COM              64110d104    14255 259375.00 SH      Sole                120775.00         138600.00
Nike Inc Cl B                  COM              654106103    18391 215300.00 SH      Sole                120450.00          94850.00
Norfolk Southern Corp          COM              655844108     3110 49500.00 SH       Sole                 16800.00          32700.00
Oracle Corporation             COM              68389X105    23462 749575.00 SH      Sole                391100.00         358475.00
Pepsico Inc                    COM              713448108    19200 293900.00 SH      Sole                152650.00         141250.00
Pharmaceutical Product Develop COM              717124101    17394 640900.00 SH      Sole                361250.00         279650.00
Price T Rowe Group Inc         COM              74144T108    16182 250724.00 SH      Sole                142525.00         108199.00
Priceline Com Inc.             COM              741503403     3526  8825.00 SH       Sole                  2975.00           5850.00
Procter & Gamble               COM              742718109     3316 51550.00 SH       Sole                 17600.00          33950.00
Qualcomm Inc.                  COM              747525103     6729 135975.00 SH      Sole                 81525.00          54450.00
Roper Industries Inc           COM              776696106    17661 231075.00 SH      Sole                130975.00         100100.00
Steel Dynamics Inc             COM              858119100    13101 715900.00 SH      Sole                404800.00         311100.00
Sysco Corp                     COM              871829107     2894 98450.00 SH       Sole                 33550.00          64900.00
Target Corp                    COM              87612e106     3833 63750.00 SH       Sole                 21700.00          42050.00
Thermo Fisher Scientific Inc   COM              883556102     4005 72350.00 SH       Sole                 24650.00          47700.00
U S Bancorp                    COM              902973304    16081 596250.00 SH      Sole                324050.00         272200.00
United Parcel Service - Cl B   COM              911312106    17846 245875.00 SH      Sole                129675.00         116200.00
VF Corp                        COM              918204108    20890 242400.00 SH      Sole                127550.00         114850.00
Waters Corp                    COM              941848103    17520 225450.00 SH      Sole                126800.00          98650.00
Westar Energy Inc.             COM              95709t100    17795 707275.00 SH      Sole                392625.00         314650.00



REPORT SUMMARY			56 DATA RECORDS		     700283     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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